Marketable Securities - Measured at Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents		$ 28,539	$ 26,926
Gross Unrealized Gains		402	12
Gross Unrealized Losses		(9)	(129)
Estimated Fair Value		35,389	9,851
Cash and cash equivalents and available-for-sale securities, amortized cost		64,312	10,077
Cash and cash equivalents and marketable securities, aggregate fair value		64,705	9,960
Level 1
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	[1]	29,316
Cash and cash equivalents, aggregate fair value	[1]	29,316
Level 1 | Overnight Repurchase Agreements
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	[1]	28,593
Cash and cash equivalents, aggregate fair value	[1]	28,593
Level 1 | Money market funds
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	[1]	723	109
Cash and cash equivalents, aggregate fair value	[1]	723	109
Level 2
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		34,996	9,968
Gross Unrealized Gains		402	12
Gross Unrealized Losses		(9)	(129)
Estimated Fair Value		35,389	9,851
Level 2 | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		13,678	7,742
Gross Unrealized Gains		191	6
Gross Unrealized Losses		(9)	(125)
Estimated Fair Value		13,860	7,623
Level 2 | U.S. Treasury securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		21,318	2,226
Gross Unrealized Gains		211	6
Gross Unrealized Losses			(4)
Estimated Fair Value		$ 21,529	$ 2,228

[1]	Included in cash and cash equivalents in the consolidated balance sheets at December 31, 2023 and 2022.